SHAREHOLDERS' EQUITY - Authorized (Details)	Dec. 31, 2022 Vote $ / shares	Dec. 31, 2021 $ / shares
SHAREHOLDERS' EQUITY
Multiple voting shares, par value (in dollars per share) | $ / shares	$ 0	$ 0
Multiple Voting Shares
SHAREHOLDERS' EQUITY
Number of votes | Vote	50
Multiple voting shares, par value (in dollars per share) | $ / shares	$ 0.001
Exchangeable Shares
SHAREHOLDERS' EQUITY
Number of votes | Vote	1
Maximum voting power percentage	49.90%
Exchange ratio for subordinate voting shares	1